Provisions - Movement of provisions (Details) € in Thousands	12 Months Ended
Mar. 31, 2025 EUR (€)
Legal claims
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	€ 1,084
Additional provisions	244
Reversals	0
Provisions at end of period	1,328
Social contributions
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	2,540
Additional provisions	609
Reversals	0
Provisions at end of period	3,149
Other
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	91
Additional provisions	0
Reversals	(91)
Provisions at end of period	€ 0